Cover	Aug. 18, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 18, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-35988
Entity Registrant Name	Vislink Technologies, Inc.
Entity Central Index Key	0001565228
Entity Tax Identification Number	20-5856795
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	101 Bilby Road
Entity Address, Address Line Two	Suite 15
Entity Address, Address Line Three	Building 2
Entity Address, City or Town	Hackettstown
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07840
City Area Code	908
Local Phone Number	852-3700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	VISL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false